Loans (Details Textuals 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Apr. 02, 2011 USD ($)	Apr. 02, 2011 CNY	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on April 2, 2013 USD ($)	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on April 2, 2013 CNY	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2013 Bairui Trust Co Ltd USD ($)	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2013 Bairui Trust Co Ltd CNY	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on April 2, 2014 USD ($)	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on April 2, 2014 CNY	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2014 Bairui Trust Co Ltd USD ($)	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2014 Bairui Trust Co Ltd CNY	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on October 2, 2012 USD ($)	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on October 2, 2012 CNY	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on October 2, 2013 USD ($)	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on October 2, 2013 CNY
Debt Instrument [Line Items]
Long-term loans			$ 57,000,000	360,000,000	$ 15,800,000	100,000,000	$ 28,500,000	180,000,000	$ 28,500,000	180,000,000	$ 28,500,000	180,000,000	$ 4,800,000	30,000,000	$ 7,900,000	50,000,000
Debt, stated interest rate	1.50%		6.30%	6.30%
Long term loans	36,432,000	55,692,000
Weighted average interest rate of the short-term and long-term loans	5.30%	7.99%
Total interest expense on short term and long-term loans	3,271,021	2,246,876
Interest capitalized into Construction-in-progress	$ 914,688	$ 794,011